Current and Deferred Taxes (Details) - Schedule of Effect of Deferred Taxes on Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Debt instruments at FVOCI	$ 22,360	$ 19,158
Cash flow hedges	4,640	21,006
Total deferred tax assets recognised through other comprehensive income	27,000	40,164
Deferred tax liabilities
Debt instruments at FVOCI	(1,325)	(1,025)
Cash flow hedges	0	0
Total deferred tax liabilities recognised through other comprehensive income	(1,325)	(1,025)
Net deferred tax balances in equity	25,675	39,139
Deferred taxes in equity attributable to shareholders of the Bank	26,327	39,639
Deferred tax in equity attributable to non-controlling interests	$ (652)	$ (500)